SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	Sep. 30, 2024
Buildings
Useful lives	40 years
Machinery
Useful lives	10 years
Furniture, fixtures, and equipment
Useful lives	10 years
Motor vehicles
Useful lives	10 years